Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Loss for the year	R$ (2,380,456)	R$ (722,367)	R$ (4,213,208)
Denominator
Weighted average number of preferred shares that would have been issued the average share price at the market price	4,041,744	3,290,760	2,711,861
Weighted average share price	R$ 16.01	R$ 11.01
Average share price	R$ 14.35	R$ 18.17	R$ 36.87
Share-based payments
Denominator
Weighted average number of presumed conversions	220,081,929	77,059,124	63,296,103
Common shares
Denominator
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Weighted average number of equivalent shares	26,064,912,583	26,075,851,633	25,925,435,858
Basic earnings per share
Basic net income (loss) per share	R$ (0.09)	R$ (0.03)	R$ (0.16)
Diluted earnings per share
Diluted net income (loss) per share	R$ (0.09)	R$ (0.03)	R$ (0.16)
Preferred shares
Denominator
Weighted average number of shares	335,145,967	335,291,821	333,286,277
75 preferred shares	75	75	75
Weighted average number of equivalent shares	347,532,168	347,678,022	345,672,478
Basic earnings per share
Basic net income (loss) per share	R$ (6.85)	R$ (2.08)	R$ (12.19)
Diluted earnings per share
Diluted net income (loss) per share	R$ (6.85)	R$ (2.08)	R$ (12.19)